Operating Leases - Summary of Liabilities and Gains Recognized Upon Termination of Lease Contracts (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Leases [Abstract]
Lease termination fees	$ 2,045
Right-of-use assets derecognized upon lease termination	4,628
Lease liabilities derecognized upon lease termination	5,267
Gain recognized upon lease termination	$ 642